Document and Entity Information	Nov. 05, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	HASBRO, INC.
Amendment Flag	false
Entity Central Index Key	0000046080
Document Type	8-K
Document Period End Date	Nov. 05, 2019
Entity Incorporation State Country Code	RI
Entity File Number	001-06682
Entity Tax Identification Number	05-0155090
Entity Address, Address Line One	1027 Newport Avenue
Entity Address, City or Town	Pawtucket
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02861
City Area Code	(401)
Local Phone Number	431-8697
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.50 par value per share
Trading Symbol	HAS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false